Class A Common Stock Subject to Possible Redemption (Details) - Class A Common Stock [Member] - shares	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock subject to possible redmeption	11,500,000
Common stock outstanding subject to possible redemption	11,500,000	11,500,000